Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:			Organic Revenue Growth(7) (%)
Year					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income (Loss) ($)

2024	5,707,414	11,530,896	2,642,462	4,896,011	241.50	192.83	(41,081,000)	17%
2023	6,398,090	3,745,445	5,548,314	3,040,128	149.66	158.02	(164,019,000)	19%
2022	4,752,320	3,795,606	2,167,992	(691,351)	156.64	144.45	(76,748,000)	23%
2021	3,445,981	3,913,812	1,858,487	3,261,901	224.99	147.05	(58,120,000)	22%
2020	1,124,000	1,124,000	1,197,355	6,792,375	186.73	106.87	(29,885,000)	16%

Company Selected Measure Name	Organic revenue growth
Named Executive Officers, Footnote	Summary compensation table total for PEO amounts represent those reported for Trevor Baldwin. our Chief Executive Officer, for each of the corresponding years in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote	Peer group total shareholder return represents that of the S&P Composite 1500 Insurance Brokers Index, assuming $100 was invested on December 31, 2019.
PEO Total Compensation Amount	$ 5,707,414	$ 6,398,090	$ 4,752,320	$ 3,445,981	$ 1,124,000
PEO Actually Paid Compensation Amount	$ 11,530,896	3,745,445	3,795,606	3,913,812	1,124,000
Adjustment To PEO Compensation, Footnote	Compensation actually paid to PEO represents that of Mr. Baldwin, which is computed in accordance with Item 402(v) of Regulation S-K and does not reflect total compensation actually realized or received. Compensation actually paid to PEO is calculated as follows for each of the years presented. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Calculation of Compensation Actually Paid to PEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	5,707,414	6,398,090	4,752,320	3,445,981	1,124,000
Less: value of Stock Awards per the Summary Compensation Table	(3,137,414)	(3,828,490)	(2,453,920)	(1,344,981)	—
Plus: year-end fair value of awards granted in covered fiscal year that are unvested at year-end	4,913,771	2,546,549	2,291,676	1,812,812	—
Plus or minus: covered year change in fair value of awards granted in prior years that are unvested at year-end	4,020,709	(553,618)	(775,704)	—	—
Plus or minus: covered year change in fair value through vest date of awards granted in prior years that vested in the covered fiscal year	26,416	(13,111)	(18,766)	—	—
Less: prior year-end fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year	—	(803,975)	—	—	—
Compensation Actually Paid to PEO	11,530,896	3,745,445	3,795,606	3,913,812	1,124,000

Non-PEO NEO Average Total Compensation Amount	$ 2,642,462	5,548,314	2,167,992	1,858,487	1,197,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,896,011	3,040,128	(691,351)	3,261,901	6,792,375
Adjustment to Non-PEO NEO Compensation Footnote	Average compensation actually paid to Non-PEO NEOs is calculated as (i) the average amounts paid to Messrs. Hale, Galbraith, Roche and Cohen for 2024; (ii) the average amounts paid to Messrs. Hale, Galbraith, Valentine and Wiebeck for 2023, 2022 and 2021 (Messrs. Roche and Cohen's 2023, 2022 and 2021 compensation is not required to be disclosed because 2024 was their first year as NEOs); and (iii) the average amounts paid to Messrs. Galbraith, Valentine and Wiebeck for 2020 (Mr. Hale's 2020 compensation is not required to be disclosed because 2021 was his first year as an NEO and Messrs. Roche and Cohen's 2020 compensation is not required to be disclosed because 2024 was their first year as NEOs). Compensation actually paid to non-PEO NEOs is computed in accordance with Item 402(v) of Regulation S-K and does not reflect total compensation actually realized or received. Compensation actually paid to non-PEO NEOs is calculated as follows for each of the years presented. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Calculation of Compensation Actually Paid to Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	2,642,462	5,548,314	2,167,992	1,858,487	1,197,355
Less: value of Stock Awards per the Summary Compensation Table	(1,182,025)	(2,669,401)	(1,051,634)	(977,255)	—
Plus: year-end fair value of awards granted in covered fiscal year that are unvested at year-end	1,842,884	1,485,366	982,104	1,313,314	—
Plus or minus: covered year change in fair value of awards granted in prior years that are unvested at year-end	1,558,528	(245,240)	(1,712,535)	1,319,326	5,773,023
Plus or minus: covered year change in fair value through vest date of awards granted in prior years that vested in the covered fiscal year	34,162	(137,999)	(1,077,278)	(251,971)	(178,003)
Less: prior year-end fair value of awards granted in prior years that failed to meet vesting in the covered fiscal year	—	(940,912)	—	—	—
Compensation Actually Paid to Non-PEO NEOs	4,896,011	3,040,128	(691,351)	3,261,901	6,792,375

Compensation Actually Paid vs. Total Shareholder Return

COMPENSATION ACTUALLY PAID, BALDWIN TSR AND PEER GROUP TSR

Compensation Actually Paid vs. Net Income

COMPENSATION ACTUALLY PAID AND NET INCOME (LOSS)

Compensation Actually Paid vs. Company Selected Measure

COMPENSATION ACTUALLY PAID AND ORGANIC REVENUE GROWTH

Total Shareholder Return Vs Peer Group

COMPENSATION ACTUALLY PAID, BALDWIN TSR AND PEER GROUP TSR

Tabular List, Table

Most Important Measures in Determining NEO Pay
Organic revenue growth
Adjusted EBITDA / adjusted EBITDA growth
Adjusted diluted EPS / adjusted diluted EPS growth
Relative TSR

Total Shareholder Return Amount	$ 241.50	149.66	156.64	224.99	186.73
Peer Group Total Shareholder Return Amount	192.83	158.02	144.45	147.05	106.87
Net Income (Loss)	$ (41,081,000)	$ (164,019,000)	$ (76,748,000)	$ (58,120,000)	$ (29,885,000)
Company Selected Measure Amount	0.17	0.19	0.23	0.22	0.16
PEO Name	Trevor Baldwin
Additional 402(v) Disclosure	Average summary compensation table total for Non-PEO NEOs is calculated as (i) the average summary compensation table total amounts for Messrs. Hale, Galbraith, Roche and Cohen for 2024; (ii) the average summary compensation table total amounts for Messrs. Hale and Galbraith, John Valentine and Kris Wiebeck for 2023, 2022 and 2021 (Messrs. Roche and Cohen's 2023, 2022 and 2021 compensation is not required to be disclosed because 2024 was their first year as NEOs); and (iii) the summary compensation table total amounts for Messrs. Galbraith, Valentine and Wiebeck for 2020 (Mr. Hale's 2020 compensation is not required to be disclosed because 2021 was his first year as an NEO and Messrs. Roche and Cohen's 2020 compensation is not required to be disclosed because 2024 was their first year as NEOs).Total shareholder return represents that of the Company, assuming $100 was invested on December 31, 2019.
The following graphs display the relationships for compensation actually paid to PEO (“PEO CAP”) and average compensation actually paid to non-PEO NEOs (“NEO CAP”) versus TSR, net income (loss) and organic revenue growth for the five years ended December 31, 2024.
As previously discussed under the “Compensation Discussion and Analysis,” pay for performance is our guiding principle. The measures used by the Company for both long-term and short-term incentive awards have been selected because the Compensation Committee believes they incentivize our executive officers to make business decisions that align with the long-term interests of our shareholders. The most important financial performance measures used to link compensation actually paid to our NEOs for 2024 are as follows:

Measure:: 1
Pay vs Performance Disclosure
Name	Organic revenue growth
Non-GAAP Measure Description	Organic revenue is calculated as commissions and fees for the relevant period, excluding (i) the first twelve months of commissions and fees generated from new partners and (ii) commissions and fees from divestitures. Organic revenue growth is the change in organic revenue period-to-period, with prior period results adjusted to (i) include commissions and fees that were excluded from organic revenue in the prior period because the relevant partners had not yet reached the twelve-month owned mark, but which have reached the twelve-month owned mark in the current period, and (ii) exclude commissions and fees related to divestitures from organic revenue. Refer to the Appendix to this Proxy Statement for reconciliations of non-GAAP financial measures to comparable GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA / adjusted EBITDA growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted diluted EPS / adjusted diluted EPS growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,137,414)	$ (3,828,490)	$ (2,453,920)	$ (1,344,981)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,913,771	2,546,549	2,291,676	1,812,812	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,020,709	(553,618)	(775,704)	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,416	(13,111)	(18,766)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(803,975)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,182,025)	(2,669,401)	(1,051,634)	(977,255)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,842,884	1,485,366	982,104	1,313,314	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,558,528	(245,240)	(1,712,535)	1,319,326	5,773,023
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,162	(137,999)	(1,077,278)	(251,971)	(178,003)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (940,912)	$ 0	$ 0	$ 0